BLACKROCK FUNDS III

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

(each, a “Fund”)

Supplement dated May 16, 2025 to the Statement of Additional Information (“SAI”)

of each Fund, dated April 30, 2025, as amended or supplemented to date

Effective June 30, 2025, the following changes are made to each Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Jennifer Hsui, CFA, Matt Waldron, CFA, Peter Sietsema, CFA, and Steven White are the portfolio managers of the Master Portfolios and are jointly and primarily responsible for the day-to-day management of each Master Portfolio.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about the funds and accounts other than the applicable Master Portfolio for which the portfolio managers are jointly and primarily responsible for the day-to-day portfolio management as of December 31, 2024.

Total International ex US Index Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jennifer Hsui, CFA	352 $2.60 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Matt Waldron, CFA	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Peter Sietsema, CFA	70 $162.28 Billion	3 $62.57 Million	2 $4.02 Billion	0 $0	0 $0	0 $0
Steven White	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

Large Cap Index Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jennifer Hsui, CFA	352 $2.57 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Matt Waldron, CFA	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Peter Sietsema, CFA	70 $162.28 Billion	3 $62.57 Million	2 $4.02 Billion	0 $0	0 $0	0 $0
Steven White	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

The last sentence of sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. Waldron, Sietsema, and White and Ms. Hsui is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio managers as of December 31, 2024.

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities Beneficially Owned
Jennifer Hsui, CFA	Total International Index Fund Large-Cap Index Fund	None None
Matt Waldron, CFA	Total International Index Fund Large-Cap Index Fund	None None
Peter Sietsema, CFA	Total International Index Fund Large-Cap Index Fund	None None
Steven White	Total International Index Fund Large-Cap Index Fund	None None

Shareholders should retain this Supplement for future reference.

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